Consolidated Balance Sheets (Parentheticals) - $ / shares		12 Months Ended
		Jun. 30, 2024		Jun. 30, 2023
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share and Dollars per share)	[1]	$ 0.000625
Ordinary shares, shares authorized		Unlimited	[1]	Unlimited
Ordinary shares, shares issued		16,000,000	[1]	16,000,000
Ordinary shares, shares outstanding		16,000,000	[1]	16,000,000

[1]	Giving retroactive effect to the 1,600 for 1 share split effected on December 19, 2022.